UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended: March 31,2002

Institutional Investment Manager Filing this Report:
Name:                     Rosenblum-Silverman-Sutton
Address:                  1388 Sutter Street, Ste 725
                          San Francisco, CA 94109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Report Type
x                         13F HOLDINGS REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934 BARBARA ROSENBLUM

Form 13F Summary Page
Report Summary:
Number of Other Included Manager0
Form 13F Information Table Entry74
Form 13F Information Table Value$140,930




Market
Investment

Name of Issuer
Class
Cusip
Value/1000
Discretion
Sole






Abbott Laboratories
COM
002824100
295
5600SOLE
5600
Ace Ltd Ord
COM

6134
147092SOLE
147092
Aes Corp Com
COM
00130H105
394
43766SOLE
43766
American Express
COM
025816109
677
16529SOLE
16529
American Intl Group Inc.
COM
026874107
360
4992SOLE
4992
Amgen
COM
031162100
3654
61233SOLE
61233
AOL Time Warner, Inc.
COM
00184A105
413
17467SOLE
17467
Applied Materials
COM
038222105
4836
89109SOLE
89109
Bankamerica Corp. New
COM
060505104
438
6441SOLE
6441
Barnes & Noble
COM
067774109
2292
73950SOLE
73950
Baxter Int'l
COM
071813109
1678
28200SOLE
28200
Bristol Myers/Squibb
COM
110122108
302
7467SOLE
7467
Capital One Financial
COM
14040H105
1925
30150SOLE
30150
Carnival Cruise Class A
COM
143658102
895
27400SOLE
27400
Check Point Software
COM
M22465104
2445
80428SOLE
80428
ChevronTexaco Corp
COM
166764100
727
8056.07SOLE
8056.07
Cisco Systems
COM
17275R102
1469
86760SOLE
86760
Citigroup
COM
172967101
3032
61233.04SOLE
61233.04
Concord Computing
COM
206197105
1330
40000SOLE
40000
Convergys Corp Com
COM
212405106
2067
69910SOLE
69910
CVS Corp
COM
126650100
903
26300SOLE
26300
Dial Corp.
COM
25247D101
2370
131500SOLE
131500
DPS Biotech Holders Trust
COM
09067D201
1785
14900SOLE
14900
EBAY Inc
COM
278642103
818
14450SOLE
14450
Echostar Comm Corp Cl A
COM

1330
46975SOLE
46975
Elan Corp PLC ADR F
ADR
284131208
3019
217022SOLE
217022
Exxon Mobil Corporation
COM
30231G102
549
12530SOLE
12530
Fiserv Inc. Wisconsin
COM
337738108
2957
64297SOLE
64297
General Electric
COM
3669604103
6781
181074.36SOLE
181074.4
Goldman Sachs Group Inc.
COM
38141G104
763
8450SOLE
8450
Grey Global Group Inc.
COM
39787m108
950
1395SOLE
1395
Harrah's Entertainment
COM
413619107
2189
49450SOLE
49450
Health Management Cl A
COM
421933102
1378
66450SOLE
66450
Hilton Hotel
COM
432848109
2412
168700SOLE
168700
Home Depot
COM
437076102
3480
71600SOLE
71600
Honeywell International Inc.
COM
43851616
2375
62061SOLE
62061
IBM
COM
459200101
387
3720SOLE
3720
Intel Corp
COM
458140100
8859
291309.74SOLE
291309.7
Interpublic Group
COM
460690100
333
9700SOLE
9700
Johnson & Johnson
COM
478160104
939
14453SOLE
14453
Kohls Corp Wisc Pv
COM
500255104
1539
21630SOLE
21630
Liberty Media Corp-A
COM
530718105
2460
194623SOLE
194623
Lowes Companies
COM
548661107
2823
64900SOLE
64900
Marsh & Mclennan Companies
COM
571748102
479
4245SOLE
4245
MBNA Corporation
COM
55262L100
2395
62105SOLE
62105
Mcgraw Hill Co.
COM
580645109
853
12502.31SOLE
12502.31
Mellon Financial Corp.
COM
58551a108
285
7378SOLE
7378
Merck & Co.
COM
589331107
1128
19588SOLE
19588
Microsoft
COM
594918104
2475
41032SOLE
41032
Mohawk Industries
COM
608190104
913
15200SOLE
15200
Pfizer Inc.
COM
717081103
752
18921.09SOLE
18921.09
Raytheon Co.
COM
755111507
1034
25200SOLE
25200
Royal Dutch
COM
780257804
851
15671SOLE
15671
Sabre Group
COM
785905100
1763
37750SOLE
37750
SBC Communications
COM
78387G103
407
10884SOLE
10884
Schering Plough
COM
806605101
255
8156SOLE
8156
Schlumberger Ltd
COM
806857108
1586
26965SOLE
26965
Siebel Systems
COM
826170102
651
19950SOLE
19950
Staples Inc.
COM
855030102
3573
178905SOLE
178905
Sungard Data Systems
COM
867363103
2183
66225SOLE
66225
Tenet Healthcare
COM
88033G100
4413
65850SOLE
65850
TMP Worldwide Inc.
COM
872941109
2004
58150SOLE
58150
Total Fina SA Spon ADR
ADR
89151E109
287
3750SOLE
3750
Tricon Global Restaurant
COM
895953107
454
7730SOLE
7730
United Parcel Service Cl B
COM
911312106
479
7881SOLE
7881
United Technologies
COM
913017109
6156
82965.42SOLE
82965.42
Univision Comm. Cl A
COM
914906102
5283
125779SOLE
125779
Utd Surg. Ptnrs Intl
COM
913016309
861
37100SOLE
37100
Washington Mut Inc Com
COM
939322103
1200
36231SOLE
36231
Waste Management
COM
94106L109
883
32392SOLE
32392
Williams Sonoma Inc Com
COM
969904101
5080
110450SOLE
110450
WYETH
COM
983024100
3980
60624SOLE
60624
Xilinx Inc.
COM
983919101
1008
25300SOLE
25300
Zimmer Holdings Inc.
COM
989565P102
497
14596SOLE
14596